Acquisitions and Divestitures - Straight Path (Details) - Straight Path $ / shares in Units, $ in Billions	1 Months Ended
May 31, 2017 USD ($) $ / shares
Business Acquisition [Line Items]
Business acquisition merger consideration	$ 3.1
Business acquisition, share price (in USD per share) | $ / shares	$ 184.00
Business acquisition, purchase price in cash	$ 0.7